Inventories (Details) - Schedule of inventories - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Schedule of inventories [Abstract]
Telematics devices: available for installation		R 46,203
Telematics devices: in-vehicle inventory		15,980
Components		69,816
Work in progress		2,009
Consumables		19,658
Total, gross		153,666
Allowance for obsolete inventory		(2,050)
Total, net		R 151,616